Other Assets and Deferred Charges (Schedule Of Other Assets And Deferred Charges) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets, Noncurrent [Abstract]
Interest rate swap deposits	$ 37,694	$ 36,041
Deferred financing costs, net of amortization	8,560	6,795
Asbestos insurance receivables	6,498	6,345
Innospec Inc. settlement receivable	5,065	10,030
Foundry Park I deferred leasing costs	4,198	4,597
Other	9,992	9,811
Other assets and deferred charges	$ 72,007	$ 73,619